Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and 2023 consisted of the following:

	As of December 31,
Intangible Assets	2024	2023
Land use rights, costs	$966,853	$994,008
Patent, costs	4,932	5,070
Accumulated amortization	(270,631)	(257,845)
Total intangible assets, net	$701,154	$741,233

Schedule of Amortization Expenses

The following table sets forth the Company’s amortization expenses for the five years after the years ending December 31 of the following years:

For the year ended December 31,	Amount
USD
2025	$19,830
2026	19,830
2027	19,830
2028	19,830
2029	19,830
Thereafter	602,004
Subtotal	$701,154